Share-based compensation - Narrative (Details)			3 Months Ended		9 Months Ended
	Apr. 04, 2023 $ / shares shares	Mar. 22, 2021 shares	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2022 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $			$ 2,083,000	$ 14,565,000	$ 11,275,000	$ 41,781,000
Share-based compensation expense | $			$ 2,083,000	14,565,000	$ 11,275,000	41,781,000
Number of share options outstanding in share-based payment arrangement (in shares) | shares			10,782,033		10,782,033		10,755,494
Average strike price in USD per share, Option Exchange - Granted (in USD per share)					$ 2.06
Expected dividends | $			$ 0	$ 0	$ 0	$ 0
Number of awards, Option Exchange - Granted (in shares) | shares					898,585
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in USD per share)			$ 1.51	$ 8.54	$ 5.45	$ 19.69
Expected volatility, in %				80.00%	80.00%	80.00%
Risk-free interest rate, in %			4.62%	3.77%	4.62%	3.77%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in USD per share)			$ 0.82	$ 4.83	$ 0.82	$ 4.83
Expected volatility, in %			80.00%	70.00%	75.00%	70.00%
Risk-free interest rate, in %			411.00%	2.61%	3.39%	1.46%
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Share-based compensation expense | $			$ 1,277,000	$ 8,193,000	$ 5,343,000	$ 27,158,000
Contractual term					10 years
Number of instruments granted in share-based payment arrangement | shares		2,026,341	2,005,000	14,565,000	10,992,000	42,293,000
Weighted-average grant-date fair value (in dollars per share)			$ 1.41
Awards vested and exercisable (in shares) | shares			3,789,960		3,789,960
Weighted average strike price, vested and exercisable (in dollars per share)					$ 23.19
Weighted average remaining life, vested and exercisable					6 years 5 months 26 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Contractual term					10 years
Shares vested (in shares) | shares					1,323,841
Number of instruments granted in share-based payment arrangement | shares		538,175	728,000		5,649,000
Weighted average grant date fair value, granted (in USD per share)					$ 2.13
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares			3,388,272		3,388,272			17,741,355
Share-based compensation expense | $					$ 156,094,000
Annual Equity Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value, granted (in USD per share)					$ 1.99
Equity Exchange Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average strike price in USD per share, Option Exchange - Granted (in USD per share)	$ 2.06				$ 2.06
Expected dividends | $			$ 0
Number of awards, Option Exchange - Granted (in shares) | shares	900,000
Number Of Share Options Exchanged | shares	2,200,000
Equity Exchange Program | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, in %			79.00%
Risk-free interest rate, in %			3.31%
Exercise price of share options granted in share-based payment arrangement	$ 48.77
Equity Exchange Program | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, in %			77.00%
Risk-free interest rate, in %			3.29%
Exercise price of share options granted in share-based payment arrangement	$ 8.12